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                     ANCHOR NATIONAL LIFE INSURANCE COMPANY





                           VARIABLE SEPARATE ACCOUNT

          (PORTION RELATING TO THE AMERICAN PATHWAY VARIABLE ANNUITY)






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     SUPPLEMENT TO THE AMERICAN PATHWAY PROSPECTUS DATED DECEMBER 29, 1999

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The date of the Prospectus is changed to March 31, 2000.




All references in the Prospectus to the date of the Statement of Additional Information is hereby changed to March 31, 2000.




Date: March 24, 2000





                Please keep this Supplement with your Prospectus